SUBSEQUENT EVENT	12 Months Ended
Sep. 30, 2013
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT

NOTE 19 - SUBSEQUENT EVENT

On October 21, 2013, Poage Bankshares, Inc. (the "Company") and its bank subsidiary, Home Federal Savings and Loan Association, entered into an Agreement and Plan of Merger (the "Merger Agreement") with Town Square Financial Corporation ("Town Square Financial") and its bank subsidiary, Town Square Bank. Pursuant to the Merger Agreement, the Company will incorporate a subsidiary known as Poage Merger Subsidiary, Inc. ("Poage Merger Subsidiary") to be merged with and into Town Square Financial, with Town Square Financial as the surviving entity (the "Bank"). Immediately following the merger, Town Square Financial will be merged with and into the Company, with the Company as the surviving entity and Town Square Bank will be merged with and into the Bank, with the Bank as surviving entity. We refer to these transactions collectively as the "Merger."

Under the terms of the Merger Agreement, 55% of the outstanding shares of Town Square Financial common stock will be converted into the right to receive 2.3289 shares of Company common stock for each share of Town Square Financial common stock. Each of the remaining 45% of the outstanding shares of Town Square Financial common stock will be exchanged for $33.86 in cash. Town Square Financial stockholders will have the right to elect to receive cash or Company common stock as outlined above, subject to the requirement that 55% of Town Square Financial common stock is exchanged for Company common stock in accordance with the proration and allocation procedures contained in the Merger Agreement.

The Merger Agreement and the transactions contemplated thereby are subject to the approval of the stockholders of Town Square Financial, regulatory approvals and other customary closing conditions. Closing of the Merger is expected to occur in the first or second quarter of 2014.

The Merger Agreement contains customary representations, warranties and covenants of the Company, the Bank, Poage Merger Subsidiary, Town Square Financial, and Town Square Bank. Town Square Financial has agreed not to (i) solicit proposals relating to alternative business combination transactions or (ii) subject to certain exceptions, enter into discussions or an agreement concerning, or to provide confidential information in connection with, any proposals for alternative business combination transactions. As of September 30, 2013, Town Square Financial had total assets of $152.3 million, total loans of 126.8 million, and total deposits of 126.4 million.